Jun. 16, 2017
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST

Morgan Stanley

June 16, 2017

Supplement

SUPPLEMENT DATED JUNE 16, 2017 TO THE PROSPECTUS OF
Morgan Stanley New York Municipal Money Market Trust, dated May 1, 2017
(the "Fund")

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted.

The second sentence of the first paragraph of the section of the Prospectus entitled "Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.